1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL

adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

July 12, 2023

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of Hartford Funds Exchange-Traded Trust (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This Form N-14 is being filed in connection with the reorganization of the Hartford Quality Value Fund (the “Acquired Fund”), a series of The Hartford Mutual Funds II, Inc., with and into Hartford Quality Value ETF (the “Acquiring Fund”), a newly created series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

No fees are required in connection with this filing. Please call the undersigned at 202.261.3464 with any questions regarding the attached.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc: John V. O’Hanlon